Stock-Based Compensation - Summary of Weighted Average Assumptions Used to Compute Fair Value of Option Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	98.86%	99.89%	0.00%
Risk free interest rate	1.95%	1.66%	0.00%
Expected life of option	6 years 4 months 17 days	6 years 15 days